Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Current assets [Abstract]
Schedule of other current assets
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Interest receivable	9,269	8,386
Prepaid expenses and vendor downpayments	5,499	5,164
Due from Government institutions and income tax receivables	5,457	3,690
Other	1,122	2,308

	21,347	19,548